Fair values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)	$ 48,242	$ 83,750
Derivative financial instruments	0	831
Financial Liabilities at fair value	39,853	37,030
Long -term borrowings	38,487	37,163
Long -term borrowings	58,203	50,439
At fair value | Financial assets measured at fair value
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)	37,346
Financial Assets at fair value	37,346
At fair value | Financial assets measured at fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Vessels (see also note 5)	37,346
At fair value | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	622	831
Financial Liabilities at fair value	622	831
At fair value | Financial liabilities measured at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	622	831
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	38,487	37,163
Long -term borrowings	38,487	37,163
Financial liabilities not measured at fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	$ 39,853	$ 37,030